Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Nov. 03, 2015	Apr. 29, 2015	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000205825
Account Value [Line Items]
Line Graph and Table Measure Name				Dana Epiphany Equity Fund - Institutional
Account Value			$ 23,403	$ 10,000	$ 17,401	$ 17,526	$ 20,806	$ 15,001	$ 14,319	$ 12,698	$ 11,944	$ 9,753	$ 9,897
C000161987
Account Value [Line Items]
Line Graph and Table Measure Name			Dana Epiphany Small Cap Equity Fund - Institutional
Account Value	$ 10,000		$ 18,411		13,735	13,848	17,439	10,764	11,217	11,124	11,462	9,313
C000131830
Account Value [Line Items]
Line Graph and Table Measure Name				Dana Large Cap Equity Fund - Institutional
Account Value			28,742	$ 10,000	20,622	19,374	23,388	16,601	15,863	13,728	13,293	10,217	10,389
C000131829
Account Value [Line Items]
Line Graph and Table Measure Name				Dana Large Cap Equity Fund - Investor
Account Value			28,016	$ 10,000	20,160	18,979	22,972	16,352	15,659	13,581	13,185	10,164	10,361
C000123465
Account Value [Line Items]
Line Graph and Table Measure Name				Foundry Partners Small Cap Value - I
Account Value			21,030	$ 10,000	17,232	17,111	17,131	10,928	12,851	12,531	13,300	10,901	10,046
C000123466
Account Value [Line Items]
Line Graph and Table Measure Name				Foundry Partners Small Cap Value - Investor
Account Value			20,508	$ 10,000	16,841	16,769	16,836	10,761	12,686	12,403	13,198	10,846	10,021
C000123870
Account Value [Line Items]
Line Graph and Table Measure Name				SMI Dynamic Allocation Fund
Account Value			13,341	$ 10,000	11,196	10,790	13,458	11,388	10,998	10,378	10,363	9,607	9,548
C000123869
Account Value [Line Items]
Line Graph and Table Measure Name		SMI Multi-Strategy Fund
Account Value		$ 10,000	15,881		13,054	13,065	15,068	12,006	11,444	11,051	11,012	9,333	9,200
C000123868
Account Value [Line Items]
Line Graph and Table Measure Name				Sound Mind Investing Fund
Account Value			20,223	$ 10,000	16,024	16,610	18,605	13,579	13,067	12,531	12,242	10,071	10,016
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		31,806		23,045	20,923	24,503	17,145	15,628	13,670	12,734	10,300
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			32,298	$ 10,000	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			32,298	$ 10,000	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		22,505		17,311	18,746	21,258	13,375	14,494	14,039	13,294	10,393
Morningstar US Small Core TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Core Index
Account Value	$ 10,000		22,098		16,644	16,434	18,557	12,724	14,105	12,654	12,637	10,418
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			20,280	$ 10,000	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			20,280	$ 10,000	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	$ 11,352		$ 10,269	$ 10,233	$ 12,136	$ 12,195	$ 11,484	$ 10,299	$ 10,515	$ 10,421	$ 9,984
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index